The following replaces the information contained on pages 3, 6, 9, 12, 15, 18, and 21 of the prospectus with respect to the minimum initial investment amount for custodial accounts:

The minimum initial investment amount for custodial accounts (UGMA/UTMA) in the Investor Class is $1,000.

May 14, 2010

Investors Should Retain This Supplement For Future Reference

S0514.P.EF

The following replaces the information contained on pages 3, 6, 9, and 12 of the prospectus with respect to the minimum initial investment amount for custodial accounts:

The minimum initial investment amount for custodial accounts (UGMA/UTMA) in the Investor Class is $1,000.

May 14, 2010

Investors Should Retain This Supplement For Future Reference

S0514.P.IG

The following replaces the information contained on page 3 of the prospectus with respect to the minimum initial investment amount for custodial accounts:

The minimum initial investment amount for custodial accounts (UGMA/UTMA) in the Investor Class is $1,000.

May 14, 2010

Investors Should Retain This Supplement For Future Reference

S0514.P.FI